Note 7 - Mortgage Servicing Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing [Abstract]
Amortization of Mortgage Servicing Rights (MSRs)	$ 592	$ 732	$ 561